Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates.

Statement of Cash Flows	Statement of Cash Flows. The Partnerships are not required to provide a Statement of Cash Flows.
Restricted and Unrestricted Cash

Restricted and Unrestricted Cash. The cash held by each Partnership is on deposit in commodity brokerage accounts with MS&Co. As reflected in each Partnership’s Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forward and option contracts and offset unrealized losses only on the offsetting London Metal Exchange positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash. Restricted and unrestricted cash includes cash denominated in foreign currencies of ($230,412) (proceeds of $230,918) and $182,941 (cost of $2,583,740) for Charter Campbell, $240,854 (cost of $243,631) and $(630,347) (proceeds of $1,534,353) for Charter Aspect and $801,194 (cost of $807,121) and $584,079 (cost of $681,581) for Charter WNT as of December 31, 2015 and 2014, respectively.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation. The Partnerships’ functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the respective Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the respective Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gains (losses) on closed contracts and net change in unrealized gains (losses) on open contracts in each Partnership’s Statements of Income and Expenses.

Income Taxes

Income Taxes. Income taxes have not been listed as each partner is individually liable for the taxes, if any, on its share of the respective Partnership’s income and expenses. The General Partner concluded that no provision for income tax is required in each Partnership’s financial statements. The Partnerships file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2012 through 2015 tax years remain subject to examination by U.S. federal and most state tax authorities. The General Partner does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Revenue Recognition

Revenue Recognition. For excess cash which is not invested by the General Partner in U.S. Treasury bills and/or other permitted investments, monthly, MS&Co. pays each Partnership interest income on 100% of its average daily equity maintained in cash in the Partnerships’ accounts during each month at a rate equal to 80% for Charter Aspect and Charter Campbell and 100% for Charter WNT of the monthly average of the 4-week U.S. Treasury bill discount rate. MS&Co. and Ceres retain any interest earned on such uninvested cash in excess of the interest paid to the Partnerships. For purposes of such interest payments, net assets do not include monies due to the Partnerships on forward contracts and other Futures Interests that have not been received.

Brokerage and Related Transaction Fee and Cost

Brokerage and Related Transaction Fee and Cost. Prior to April 1, 2014, the Partnerships each accrued a flat rate brokerage fee that covered all brokerage fees, transaction fees and costs, and ordinary administrative expenses. The brokerage fees for the Partnerships were accrued at a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) of the respective Partnership’s net assets as of the first day of each month.

Effective April 1, 2014, the flat rate brokerage fee for the Partnerships was reduced from a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) to 1/12 of 4.0% (a 4.0% annual rate) of the respective Partnership’s net assets as of the first day of each month.

Effective October 1, 2014, the flat rate brokerage fee accrued by the Partnerships, equal to 1/12 of 4.0% (a 4.0% annual rate) of each such Partnership’s net assets, was separated into (i) a general partner administrative fee (the “General Partner fee”) payable to the General Partner equal to an annual rate of 2.0% of the relevant Partnership’s net assets and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of the relevant Partnership’s net assets.

The October 1, 2014 fee changes, in the aggregate, did not exceed the flat rate brokerage fee and, accordingly, there was no change to the aggregate fees incurred by each Partnership. The General Partner pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., the General Partner and/or their affiliates or any other entity acting as a commodity broker for the Partnerships.

Equity in Trading Account

Equity in Trading Account. The Partnerships’ asset “Equity in trading account” reflected in each such Partnership’s Statements of Financial Condition, consists of (a) cash on deposit with MS&Co., a portion of which is to be used as margin for trading, (b) net unrealized gains or losses on futures and forward contracts, which calculated as the difference between the original contract value and fair value and (c) U.S. Treasury bills, at fair value.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. acting as its commodity broker. Pursuant to brokerage agreements with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis in each Partnership’s Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses on forward contracts executed with the same counterparty in their respective Statements of Financial Condition as allowable under the terms of their master netting agreements with MS&Co., the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Investment Company Status

Investment Company Status. Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08“Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnerships have has been deemed to be an investment companies since inception. Accordingly, the Partnerships follow the investment company accounting and reporting guidance of Topic 946 and reflect their investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in each Partnership’s Statements of Income and Expenses.

Redemptions

Redemptions. Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit. The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the last day of the month in which the redemption is to be effective.

Distributions

Distributions. Distributions, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

Dissolution of the Partnerships

Dissolution of the Partnerships — Charter Aspect will terminate on December 31, 2025, and Charter Campbell and Charter WNT will each terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in each Partnership’s Limited Partnership Agreement.

Net Income (Loss) Per Unit	Net Income (Loss) Per Unit. Net income (loss) per Unit is calculated in accordance with investment company guidance. See Note 7, “Financial Highlights.”
Fair Value of Financial Instruments

Fair Value of Financial Instruments. The carrying value of the Partnerships’ assets and liabilities presented in the respective Statements of Financial Condition that qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, “Financial Instruments,” approximates fair value due to the short term nature of such balances.

Recent Accounting Pronouncements

Recent Accounting Pronouncements. In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments for all entities that hold financial assets or owe financial liabilities. One of the amendments in this update eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet or a description of changes in the methods and significant assumptions. Additionally, the update eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under Topic 946. For public business entities, this update is effective for fiscal years beginning after December 15, 2017, and interim periods therein. For other entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The General Partner is currently evaluating the impact this guidance will have on the Partnerships’ financial statements and related disclosures.

Reclassification

Reclassification. Certain prior period amounts have been reclassified to conform to current period presentation. Amounts previously presented as unrealized currency gain (loss) in each Partnership’s Condensed Schedules of Investments and included in net unrealized gain (loss) on open contracts in each Partnership’s Statements of Financial Condition are now reported as part of unrestricted cash in each Partnership’s Statements of Financial Condition. In each Partnership’s financial highlights, interest income per Unit and expenses per Unit previously presented separately are now combined into net investment loss per Unit.

Subsequent Events

Subsequent Events. The General Partner evaluates events that occur after the balance sheet date but before financial statements are issued. The General Partner has assessed the subsequent events for each Partnership through the date of issuance and determined that there were no subsequent events requiring adjustment of or disclosure in the financial statements.